Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Campus Solutions [Member]
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Assets acquired:	May 7, 2013
Accounts receivable	$770
Contingently returnable escrow receivable	136
Fixed assets	92
Intangible assets	25,850
Goodwill	20,402
Total assets acquired and fair value of consideration transferred	$47,250

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
	Weighted-average amortization period (in years)	Amount
Customer relationships	11	$23,130
Completed technology	3	2,720
Total acquired intangible assets	10	$25,850

Business Acquisition, Pro Forma Information [Table Text Block]
in thousands (other than share and per share information)	Year Ended December 31, 2013
Revenues	$219,913
Net income	$11,034
Basic earnings per share	$0.24
Basic weighted average number of common shares outstanding	46,717,359
Diluted earnings per share	$0.23
Diluted weighted average number of common and common equivalent shares outstanding	48,368,365